INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (3,211,452)	$ (2,567,101)	$ (2,320,272)
Loss of control in a subsidiary		1,824,892
Discontinued operations		(3,073)
Business combinations			(11,995)
Credited (charged) to profit or loss	(286,659)	(1,475,376)	(1,291,161)
Credited (charged) to OCI	(814,151)	(955,530)	1,054,017
Foreign exchange adjustments	46,534	(35,264)	2,310
Deferred tax (liabilities) assets at the end of the period	(4,265,728)	(3,211,452)	(2,567,101)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	7,669,219	6,171,791	4,166,160
Loss of control in a subsidiary		1,242,536
Discontinued operations		3,732
Business combinations			(80,217)
Credited (charged) to profit or loss	(165,274)	1,086,280	972,958
Credited (charged) to OCI	(859,370)	(901,158)	1,080,546
Foreign exchange adjustments	(1,754)	66,038	32,344
Deferred tax (liabilities) assets at the end of the period	6,642,821	7,669,219	6,171,791
Deferred tax assets [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	857,505	385,338	28,230
Loss of control in a subsidiary		(73,729)
Discontinued operations		6,567
Business combinations			(9,022)
Credited (charged) to profit or loss	(64,839)	4,195	30,408
Credited (charged) to OCI	(520,770)	537,052	350,014
Foreign exchange adjustments	(252)	(1,918)	(14,292)
Deferred tax (liabilities) assets at the end of the period	271,644	857,505	385,338
Deferred tax assets [member] | Equity securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	165	1,028	275
Credited (charged) to profit or loss	1,245	(4,371)	753
Credited (charged) to OCI		3,508
Deferred tax (liabilities) assets at the end of the period	1,410	165	1,028
Deferred tax assets [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	452,394	699,311	609,930
Loss of control in a subsidiary		818,130
Credited (charged) to profit or loss	674,733	(296,033)	(216,846)
Credited (charged) to OCI	9,793	(768,615)	308,831
Foreign exchange adjustments	3,001	(399)	(2,604)
Deferred tax (liabilities) assets at the end of the period	1,139,921	452,394	699,311
Deferred tax assets [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,468	1,155	562
Credited (charged) to profit or loss	(1,468)	313	593
Deferred tax (liabilities) assets at the end of the period		1,468	1,155
Deferred tax assets [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	258,765	146,496	45,324
Credited (charged) to profit or loss	(168,647)	111,687	101,221
Foreign exchange adjustments	(52)	582	(49)
Deferred tax (liabilities) assets at the end of the period	90,066	258,765	146,496
Deferred tax assets [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	80,839	59,604	47,181
Credited (charged) to profit or loss	(71,334)	20,489	12,423
Foreign exchange adjustments	342	746
Deferred tax (liabilities) assets at the end of the period	9,847	80,839	59,604
Deferred tax assets [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	905	1,157	3,623
Credited (charged) to profit or loss	3,674	(252)	(29)
Foreign exchange adjustments	(9)		(2,437)
Deferred tax (liabilities) assets at the end of the period	4,570	905	1,157
Deferred tax assets [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	292,841	562,730	448,793
Loss of control in a subsidiary		(303,273)
Discontinued operations		2,425
Business combinations			(22,037)
Credited (charged) to profit or loss	(33,103)	(3,091)	76,976
Credited (charged) to OCI		18,952
Foreign exchange adjustments	(40,463)	15,098	58,998
Deferred tax (liabilities) assets at the end of the period	219,275	292,841	562,730
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	8,750	21,082	10,169
Loss of control in a subsidiary		(13,173)
Discontinued operations		556
Business combinations			9,977
Credited (charged) to profit or loss	(3,216)	(170)	(1,219)
Foreign exchange adjustments	(1,054)	455	2,155
Deferred tax (liabilities) assets at the end of the period	4,480	8,750	21,082
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	349,485	339,049	323,544
Credited (charged) to profit or loss	121,098	(30,500)	15,505
Foreign exchange adjustments	(96)	40,936
Deferred tax (liabilities) assets at the end of the period	470,487	349,485	339,049
Deferred tax assets [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	18,018	34,614	32,154
Credited (charged) to profit or loss	(39,387)	(16,022)	2,401
Foreign exchange adjustments	44,879	(574)	59
Deferred tax (liabilities) assets at the end of the period	23,510	18,018	34,614
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	31,061	30,021	25,461
Credited (charged) to profit or loss	(31,061)	1,323	4,481
Credited (charged) to OCI		(283)	79
Deferred tax (liabilities) assets at the end of the period		31,061	30,021
Deferred tax assets [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	237,436	243,170	214,669
Credited (charged) to profit or loss	61,968	(5,734)	28,501
Foreign exchange adjustments	29
Deferred tax (liabilities) assets at the end of the period	299,433	237,436	243,170
Deferred tax assets [member] | Tax losses carry forward [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	272,020	117,025	86,558
Business combinations			(52)
Credited (charged) to profit or loss	778,311	142,435	39,001
Foreign exchange adjustments	5,049	12,560	(8,482)
Deferred tax (liabilities) assets at the end of the period	1,055,380	272,020	117,025
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	18,350	4,351	6,071
Credited (charged) to profit or loss	(16,044)	13,876	(1,720)
Foreign exchange adjustments		123
Deferred tax (liabilities) assets at the end of the period	2,306	18,350	4,351
Deferred tax assets [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	326,889	324,063	220,822
Loss of control in a subsidiary		(28,108)
Discontinued operations		(1,779)
Business combinations			2,465
Credited (charged) to profit or loss	23,237	32,570	96,428
Foreign exchange adjustments	(14,532)	143	4,348
Deferred tax (liabilities) assets at the end of the period	335,594	326,889	324,063
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	73,732	102,662	123,700
Loss of control in a subsidiary		(11,440)
Discontinued operations		(1,736)
Business combinations			2,509
Credited (charged) to profit or loss	(25,676)	15,523	(6,884)
Credited (charged) to OCI	14,386	(29,818)	(19,635)
Foreign exchange adjustments	(737)	(1,459)	2,972
Deferred tax (liabilities) assets at the end of the period	61,705	73,732	102,662
Deferred tax assets [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			423
Credited (charged) to profit or loss			(423)
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,585,925	1,368,490	884,158
Credited (charged) to profit or loss	(333,025)	217,435	484,332
Foreign exchange adjustments	(10,059)
Deferred tax (liabilities) assets at the end of the period	1,242,841	1,585,925	1,368,490
Deferred tax assets [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	167	101	104
Credited (charged) to profit or loss	(17)	66	(3)
Deferred tax (liabilities) assets at the end of the period	150	167	101
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	619,032	693,388	609,701
Loss of control in a subsidiary		(151,767)
Discontinued operations		(2,301)
Business combinations			(58,498)
Credited (charged) to profit or loss	16,044	83,544	114,505
Foreign exchange adjustments	(15,625)	(3,832)	27,680
Deferred tax (liabilities) assets at the end of the period	619,451	619,032	693,388
Deferred tax assets [member] | Foreign currency bonds [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,421,540	720,109	267,668
Loss of control in a subsidiary		1,005,896
Credited (charged) to profit or loss	(620,538)	378,971	29,792
Credited (charged) to OCI	(273,608)	(683,436)	422,649
Deferred tax (liabilities) assets at the end of the period	527,394	1,421,540	720,109
Deferred tax assets [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	365,565	83,072
Credited (charged) to profit or loss	(365,565)	282,493	83,072
Deferred tax (liabilities) assets at the end of the period		365,565	83,072
Deferred tax assets [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	396,367	233,775	177,040
Business combinations			(5,559)
Credited (charged) to profit or loss	(71,664)	137,533	79,690
Credited (charged) to OCI	(89,171)	21,482	18,608
Foreign exchange adjustments	27,825	3,577	(36,004)
Deferred tax (liabilities) assets at the end of the period	263,357	396,367	233,775
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(10,880,671)	(8,738,892)	(6,486,432)
Loss of control in a subsidiary		582,356
Discontinued operations		(6,805)
Business combinations			68,222
Credited (charged) to profit or loss	(121,385)	(2,561,656)	(2,264,119)
Credited (charged) to OCI	45,219	(54,372)	(26,529)
Foreign exchange adjustments	48,288	(101,302)	(30,034)
Deferred tax (liabilities) assets at the end of the period	(10,908,549)	(10,880,671)	(8,738,892)
Deferred tax liabilities [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,568)	(73,895)	(111,742)
Loss of control in a subsidiary		103,081
Discontinued operations		(7,060)
Business combinations			11,417
Credited (charged) to profit or loss	(5,673)	(24,749)	(2,155)
Credited (charged) to OCI	(5,346)	22	(3,767)
Foreign exchange adjustments	77	(967)	32,352
Deferred tax (liabilities) assets at the end of the period	(14,510)	(3,568)	(73,895)
Deferred tax liabilities [member] | Equity securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(172,559)	(253,422)	(203,826)
Loss of control in a subsidiary		135,876
Discontinued operations		5,910
Business combinations			(30,213)
Credited (charged) to profit or loss	(32,989)	(26,573)	12,776
Credited (charged) to OCI	3,542	(42,746)	(20,075)
Foreign exchange adjustments	(175)	8,396	(12,084)
Deferred tax (liabilities) assets at the end of the period	(202,181)	(172,559)	(253,422)
Deferred tax liabilities [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(663,726)	(32,668)	(13,194)
Credited (charged) to profit or loss	8,847	(631,300)	(15,724)
Credited (charged) to OCI		286	(3,722)
Foreign exchange adjustments	(438)	(44)	(28)
Deferred tax (liabilities) assets at the end of the period	(655,317)	(663,726)	(32,668)
Deferred tax liabilities [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(2,577)	(1,421)	(1,805)
Discontinued operations		(7,772)
Credited (charged) to profit or loss	2,155	6,616	384
Deferred tax (liabilities) assets at the end of the period	(422)	(2,577)	(1,421)
Deferred tax liabilities [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(257,754)	(177,642)	(115,071)
Credited (charged) to profit or loss	225,450	(80,114)	(62,571)
Foreign exchange adjustments	(25)	2
Deferred tax (liabilities) assets at the end of the period	(32,329)	(257,754)	(177,642)
Deferred tax liabilities [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(37,469)	(29,531)	(27,042)
Credited (charged) to profit or loss	12,636	(7,938)	(2,489)
Deferred tax (liabilities) assets at the end of the period	(24,833)	(37,469)	(29,531)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(700,024)	(612,925)	(399,561)
Loss of control in a subsidiary		112,665
Business combinations			39,495
Credited (charged) to profit or loss	29,937	(199,764)	(233,328)
Foreign exchange adjustments	13,931		(19,531)
Deferred tax (liabilities) assets at the end of the period	(656,156)	(700,024)	(612,925)
Deferred tax liabilities [member] | Foreclosed assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(75,396)	(65,167)	(60,161)
Credited (charged) to profit or loss	25,870	(10,229)	(5,006)
Deferred tax (liabilities) assets at the end of the period	(49,526)	(75,396)	(65,167)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(234,385)	(283,593)	(270,327)
Loss of control in a subsidiary		60,039
Discontinued operations		1,942
Business combinations			1,287
Credited (charged) to profit or loss	4,968	(10,472)	(4,747)
Credited (charged) to OCI	1,051
Foreign exchange adjustments	1,748	(2,301)	(9,806)
Deferred tax (liabilities) assets at the end of the period	(226,618)	(234,385)	(283,593)
Deferred tax liabilities [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(462,695)	(410,226)	(338,964)
Credited (charged) to profit or loss	(27,481)	(49,811)	(71,262)
Foreign exchange adjustments	1,080	(2,658)
Deferred tax (liabilities) assets at the end of the period	(489,096)	(462,695)	(410,226)
Deferred tax liabilities [member] | Right-of-use [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(314,062)	(437,169)	(422,659)
Loss of control in a subsidiary		133,232
Discontinued operations		1,586
Business combinations			55,215
Credited (charged) to profit or loss	35,513	(19,367)	(53,689)
Foreign exchange adjustments	2,125	7,656	(16,036)
Deferred tax (liabilities) assets at the end of the period	(276,424)	(314,062)	(437,169)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(97,608)	(96,342)	(79,571)
Credited (charged) to profit or loss	51,362	(330)	(16,694)
Credited (charged) to OCI		(863)
Foreign exchange adjustments	112	(73)	(77)
Deferred tax (liabilities) assets at the end of the period	(46,134)	(97,608)	(96,342)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(326,052)	(320,906)	(263,802)
Loss of control in a subsidiary		315
Discontinued operations		(3)
Business combinations			(1,689)
Credited (charged) to profit or loss	(94,613)	(1,838)	(51,826)
Foreign exchange adjustments	2,885	(3,620)	(3,589)
Deferred tax (liabilities) assets at the end of the period	(417,780)	(326,052)	(320,906)
Deferred tax liabilities [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,474)	(16,542)	(21,766)
Loss of control in a subsidiary		11,252
Discontinued operations		1,231
Business combinations			6,059
Credited (charged) to profit or loss	(619)	1,315	1,503
Foreign exchange adjustments	433	(730)	(2,338)
Deferred tax (liabilities) assets at the end of the period	(3,660)	(3,474)	(16,542)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(24,321)	(41,367)	(30,851)
Loss of control in a subsidiary		39,124
Discontinued operations		(1,578)
Business combinations			(9,143)
Credited (charged) to profit or loss	23,050	(22,395)	200
Credited (charged) to OCI	710	(550)	3,686
Foreign exchange adjustments	114	2,445	(5,259)
Deferred tax (liabilities) assets at the end of the period	(447)	(24,321)	(41,367)
Deferred tax liabilities [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(326,661)	(327,070)	(253,223)
Credited (charged) to profit or loss		409	(73,847)
Deferred tax (liabilities) assets at the end of the period	(326,661)	(326,661)	(327,070)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,027,577)	(917,159)	(638,438)
Credited (charged) to profit or loss	(281,375)	(110,418)	(278,721)
Deferred tax (liabilities) assets at the end of the period	(1,308,952)	(1,027,577)	(917,159)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(197,679)	(175,332)	(149,928)
Credited (charged) to profit or loss	(6,957)	31,036	(25,404)
Foreign exchange adjustments		(53,383)
Deferred tax (liabilities) assets at the end of the period	(204,636)	(197,679)	(175,332)
Deferred tax liabilities [member] | Intangible Assets In Concession Arrangements [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(5,348,922)	(3,994,977)	(2,537,348)
Credited (charged) to profit or loss	140,818	(1,292,165)	(1,451,262)
Foreign exchange adjustments	32,807	(61,780)	(6,367)
Deferred tax (liabilities) assets at the end of the period	(5,175,297)	(5,348,922)	(3,994,977)
Deferred tax liabilities [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(63,378)	(45,827)	(31,194)
Credited (charged) to profit or loss	(5,373)	(17,551)	(14,633)
Deferred tax (liabilities) assets at the end of the period	(68,751)	(63,378)	(45,827)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(346,541)	(317,539)	(279,347)
Credited (charged) to profit or loss	(35,077)	(28,992)	(29,017)
Foreign exchange adjustments		(10)	(9,175)
Deferred tax (liabilities) assets at the end of the period	(381,618)	(346,541)	(317,539)
Deferred tax liabilities [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			(39,573)
Credited (charged) to profit or loss	(312,319)		39,573
Credited (charged) to OCI	45,229
Deferred tax (liabilities) assets at the end of the period	(267,090)
Deferred tax liabilities [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(194,243)	(91,651)	(186,651)
Loss of control in a subsidiary		(26,045)
Discontinued operations		(3,680)
Credited (charged) to profit or loss	120,485	(67,027)	73,820
Credited (charged) to OCI	33	(10,521)	(2,651)
Foreign exchange adjustments	(6,386)	4,681	23,831
Deferred tax (liabilities) assets at the end of the period	$ (80,111)	(194,243)	(91,651)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		(16,521)	(10,388)
Loss of control in a subsidiary		12,817
Discontinued operations		2,619
Business combinations			(4,206)
Credited (charged) to profit or loss		1
Foreign exchange adjustments		$ 1,084	(1,927)
Deferred tax (liabilities) assets at the end of the period			$ (16,521)